UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF
REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-1144
The Finance Company of Pennsylvania
(Exact name of registrant as specified in charter)
400 Market Street, Suite 425, Philadelphia, PA 19106
(Address of principal executive offices) (Zip code)
Charles E. Mather III, President
400 Market Street, Suite 425, Philadelphia, PA 19106
(Name and address of agent for service)
Registrant’s telephone number, including area code: (215) 351-4778
Date of fiscal year end: December 31
Date of reporting period: JULY 1, 2009 — SEPTEMBER 30, 2009

Shares /		Cost	Market
Units		Value	Value
	U. S. AGENCY SECURITIES
154,627	Fed. Home Loan Mtg. 6% 7/1/2019	160,271.70	164,662.62
490,992	Fed. Home Loan Mtg. Var.% 8/1/2019	497,236.05	522,807.98
247,255	Govt Natl Mort Assoc 5% 5/15/2039	252,783.82	255,834.76
147,167	Govt Natl Mort Assoc 6% 4/1 5/2036	154,052.49	155,408.27

		1,064,344.06	1,098,713.63

	BONDS
25,000	Addison Alton Zero-A 11/15/2011	22,459.23	22,330.00
300,000	Allegheny Cnty PA Hosp Dev Auth 2/01/2037	222,309.94	203,940.00
55,000	Cuyahoga Cnty OH Eco Dev 7.35% 6/1/2012	56,695.20	57,717.00
35,000	Cuyahoga Cnty OH Eco Dev 8.625% 6/1/2022	41,280.31	41,587.00
95,000	Dallas Ft. Worth Arpt. 6.6% 11/1/2012	98,734.98	96,406.00
30,000	East Baton Rouge LA Mtg Fin 9/10/2014	23,537.42	22,473.00
185,000	Fulton Cty GA Devel. Auth. 5.75% 3/1/2014	186,998.38	158,970.50
225,000	Glendale Wis Cmnty Dev Auth 4.9% 10/1/2011	225,000.00	227,452.50
95,000	Grand Terrace CA Cmty 7.2% 9/1/2018	105,578.85	105,659.00
55,000	Los Alamos 5.15% 7/1/12	55,231.01	57,777.50
300,000	Massachusetts St. Hsg. 5.962% 6/1/2017	300,000.00	299,010.00
145,000	Miami-Dade Cnty FL 5.2% 10/1/31	144,781.12	148,059.50
255,000	Montana ST BRD HSG 5.5% 7/1/2011	258,644.91	260,610.00
200,000	New Hampshire St Bus 4.875% 10/01/35	200,000.00	200,000.00
300,000	Verizon Deb 8% 6/1/2022	349,874.46	346,860.00
65,000	NJ Economic Dev. Auth. 5.178% 11/1/2015	65,000.00	67,125.50
150,000	City of North Little Rock AR 7/20/2014	118,219.76	111,075.00
245,000	Ohio Hsg. Agy. Mtg. 5.08% 9/1/2013	242,932.23	259,504.00
190,000	Ohio Hsg. Agy. Mtg. 5.57% 9/1/2038	190,000.00	193,363.00
150,000	Pennsylvania Economic Dev Fing 6.25% 10/1/17	154,196.86	168,930.00
340,000	Peoria III School Distr. 1/1/2011	324,859.37	323,272.00
100,000	Riverside Cnty CA Single GNMA 8.35% 6/1/13	119,188.09	123,830.00
150,000	Rogers County OK Hsg 7/15/2014	118,601.50	105,270.00
100,000	Sparks Regl. Med Ctr 6.65% 6/15/2012	100,472.64	57,870.00
195,000	Texas St Vets Hsg 7% 12/1/2010	198,706.91	196,950.00
320,000	University Oklahoma 5.6% 7/1/2020	320,160.68	341,248.00
275,000	Wisconsin St Gen Rev 5.2% 5/1/2018	275,000.00	286,990.00
245,000	Wyoming Cmnt Dev Auth 4.65% 6/01/2015	245,000.00	252,252.00
80,000	Wyoming Cmnt Dev Auth 4.8% 9/01/2015	80,000.00	82,488.00
245,000	Yorba Linda CA Redev Agy 5.25% 9/1/2015	248,983.40	244,142.50

		5,092,447.25	5,063,162.00

	SHORT-TERM SECURITIES
365	Blackrock Fed Fund #30	364.74	364.74
276,779	Blackrock Fed Sec. Fund #11	276,779.36	276,779.36
161,878	Blackrock Liquidity Funds Fed Fund	161,878.43	161,878.43
144,035	PNC Money Market Fund — Cooke & Bieler	144,034.80	144,034.80
747,654	PFPC Money Market Fund	747,653.72	747,653.72
15,794	Vanguard Money Market Fund	15,794.13	15,794.13

		1,346,505.18	1,346,505.18

Shares/		Cost	Market
Units		Value	Value
	COMMON STOCKS
17,100	American Express Co.	631,473.94	579,690.00
9,200	Avery Dennison	400,654.19	331,292.00
10,200	Avon Products Inc	328,251.30	346,392.00
5,000	Becton, Dickinson & Co.	133,906.50	348,750.00
8,800	Bemis Company	237,577.82	228,008.00
160	Berkshire Hathaway B	352,582.30	531,680.00
24,400	Briggs & Stratton Corp	456,425.72	473,604.00
14,200	Carnival Corp.	467,941.12	472,576.00
6,200	Chubb Corp	305,205.54	312,542.00
18,000	Coca Cola Co.	21,581.04	966,600.00
7,900	Colgate Palmolive Co.	434,958.99	602,612.00
6,000	Dell Inc.	103,679.40	91,560.00
2,900	Diageo PLC Sponsored ADR	173,325.88	178,321.00
10,800	Diebold Inc.	392,740.47	355,644.00
12,700	Dover Corp.	206,098.60	492,252.00
18,000	Dow Chemical Co.	116,337.50	469,260.00
7,600	Eaton Corp	449,446.52	430,084.00
7,500	Emerson Electric Co.	57,084.38	300,600.00
111,806	Exxon Mobil Corp.	147,560.07	7,671,009.66
39,600	General Electric Co.	786,603.66	650,232.00
32,300	Harte Hanks Inc.	410,676.66	446,709.00
9,100	Illinois Tool Works Inc.	398,572.72	388,661.00
7,500	International Business Machines Corp.	122,525.00	897,075.00
9,900	International Speedway Corp.	324,316.57	272,943.00
12,600	Johnson and Johnson	69,355.12	767,214.00
6,900	Kimberly-Clark Corp.	315,998.53	406,962.00
7,500	Manpower Inc	423,534.75	425,325.00
20,000	Marsh & McLennan Companies Inc.	262,438.67	494,600.00
7,500	McDonalds Corp.	101,919.75	428,025.00
13,000	Merck & Co. Inc.	138,569.18	411,190.00
22,000	Microsoft Corp.	552,970.00	565,840.00
21,700	Molex Inc. Class A	381,390.52	407,743.00
732	PA. Warehousing & Safe Deposit Co.	71,398.95	2,176,968.00
20,000	Penn Virginia Corp.	2,291.54	458,200.00
20,000	Pitney Bowes Inc.	487,806.00	497,000.00
212,514	PNC Financial Services Group Inc.	128,427.42	10,326,055.26
10,400	Quest Diagnostics Inc.	538,499.21	542,776.00
10,400	Republic Services Inc	277,541.68	276,328.00
12,000	State Street Corp.	88,500.00	631,200.00
32,000	Steelcase Inc. CL A	302,007.20	198,720.00
16,975	Tyco Electronics	417,257.59	378,203.00
8,100	Tyco Int’l Ltd.	271,350.00	279,288.00
6,200	United Parcel Service CL B	368,066.72	350,114.00
8,300	Walmart Stores Inc.	421,297.08	407,447.00
20,000	Verizon Communications Inc.	170,563.84	605,400.00
26,000	Vodaphone Group PLC	602,862.00	585,000.00

		13,853,571.64	39,457,694.92

Shares/		Cost	Market
Units		Value	Value
	INTERNATIONAL
79,132.776	Artisan International Funds	1,725,000.00	1,595,316.76
39,904.900	Harbor International Funds	1,815,000.00	2,100,194.89
14,050.000	Vanguard Emerging Mkts. ETF	649,535.54	541,346.50

		4,189,535.54	4,236,858.15

		$25,546,403.67	$51,202,933.88

SUMMARY

	Cost Value	Market Value
U.S. Agency Securities	$1,064,344.06	$1,098,713.63
Bonds	5,092,447.25	5,063,162.00
Short-Term Securities	1,346,505.18	1,346,505.18
Common Stock	13,853,571.64	39,457,694.92
International	4,189,535.54	4,236,858.15

	$25,546,403.67	$51,202,933.88

Item 2. Controls and Procedures
(a) Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s President, Charles E. Mather III, and Registrant’s Secretary-Treasurer, Herbert S. Riband, Jr., have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.
(b) During Registrant’s last fiscal quarter, there have been no changes in Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.
Item 3. Exhibits
Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are attached.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) The Finance Company of Pennsylvania

By	/s/ Charles E. Mather III
Charles E. Mather III, President
Date NOVEMBER 20, 2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ CHARLES E. MATHER III
Charles E. Mather III, President
Date NOVEMBER 20, 2009

By	/s/ Herbert S. Riband, Jr.
Herbert S. Riband, Jr.,
Secretary-Treasurer
Date NOVEMBER 20, 2009